Trade payables and others	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Trade payables and others	Trade payables and others

(in thousands of euro)	June 30, 2026	December 31, 2025

Suppliers (excluding payables related to capital expenditures) (1)	5,430	7,475
Tax and employee-related payables	5,145	6,546
Other payables (2)	694	1,021
Trade payables and others (excluding payables related to capital expenditures)	11,269	15,042
Payables related to capital expenditures	—	—
Payables and others	11,269	15,042

(1) At December 31, 2025, trade payables include annual billings not present at June 30, 2026.
(2) As of June 30, 2026 and June 30, 2025, this amount includes mainly the liability related to the payment of the guarantee fees on the two State Guaranteed Loans obtained from Société Générale and BNP Paribas in 2021 for €694 and €1,021 thousand The cost of the guarantee is spread over the repayment period of these loans, i.e., December 31, 2027.(see note 9).
The book value of trade payables and others is considered to be a reasonable approximation of their fair value.